Consolidated Schedule of Investments (unaudited)	iShares® Commodities Select Strategy ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Certificates of Deposit — 2.5%
Bank of Montreal/Chicago IL, 0.31%, 02/12/21, (3 mo. LIBOR US + 0.100%)(a)	$3,800,000	$3,800,153
Standard Chartered Bank/New York, 0.32%, 04/28/21, (3 mo. LIBOR US + 0.100%)(a)	2,000,000	2,000,425
		5,800,578
Commercial Paper — 76.4%
Albion Captial Corp., 0.24%, 02/22/21(b)	1,300,000	1,299,877
American Electric Power Co. Inc., 0.27%, 02/12/21(b). American Honda Finance Corp.	5,000,000	4,999,675
0.24%, 02/22/2021(b)	5,000,000	4,999,173
0.25%, 02/16/2021(b)	550,000	549,932
0.28%, 04/06/2021(b)	3,000,000	2,998,537
Antalis SA
0.21%, 02/08/2021(b)	2,500,000	2,499,905
0.23%, 02/11/2021(b)	3,115,000	3,114,837
ASB Finance Ltd., 0.26%, 06/28/21(b)	2,000,000	1,998,750
Barton Captial SA, 0.20%, 02/08/21(b)	2,925,000	2,924,889
BASF SE, 0.24%, 03/30/21(b)	7,000,000	6,998,133
Bayeriche Landesbank NY, 0.23%, 02/05/21(b)	8,100,000	8,099,874
Bedford Row Funding Corp.
0.22%, 08/16/2021(b)	2,500,000	2,496,918
0.23%, 03/09/2021(b)	500,000	499,916
BNG Bank NV, 0.22%, 06/16/21(b)	2,000,000	1,998,758
BNZ International Funding Ltd.
0.15%, 04/27/2021(b)	7,000,000	6,997,964
0.23%, 10/18/2021(b)	2,000,000	1,997,395
Caisse des Depots et Consignations, 0.25%, 04/05/21(b)	2,000,000	1,999,362
Church & Dwight Co. Inc., 0.22%, 02/16/21(b)	3,000,000	2,999,730
Collateralized Commercial Paper Co., 0.26%, 05/24/21(b).	2,500,000	2,498,419
Collateralized Commercial Paper FLEX Co. LLC, 0.22%, 02/17/21(b)	6,400,000	6,399,476
Credit Industriel ET Commercial, 0.25%, 04/19/21(b)	2,000,000	1,998,622
Crown Point Capital Co. LLC, 0.25%, 03/08/21(b)	3,000,000	2,999,478
DBS Bank Ltd., 0.22%, 03/05/21(b)	5,000,000	4,999,451
Duke Energy Corp., 0.24%, 02/08/21(b)	1,250,000	1,249,956
Electricite De France SA, 0.24%, 06/28/21(b)	2,000,000	1,997,750
Federation des Caisses Desjardins du Quebec, 0.18%, 04/01/21(b)	3,500,000	3,499,210
Fidelity National Information Services Inc., 0.23%, 02/16/21(b)	5,000,000	4,999,543
HSBC Bank PLC, 0.24%, 04/07/21(b)	2,000,000	1,999,195
KFW International Finance Inc., 0.23%, 02/25/21(b)	1,000,000	999,910
Lloyds Bacnk PLC, 0.25%, 05/04/21(b)	2,500,000	2,498,799
LMA Americas LLC, 0.24%, 02/18/21(b)	300,000	299,985
Manhattan Asset Funding Co. LLC, 0.23%, 03/02/21(b) Mizuho Bank Ltd.	1,000,000	999,857
0.26%, 04/13/2021(b)	5,250,000	5,248,446
Security	Par/ Shares	Value

Commercial Paper (continued)
0.31%, 02/18/2021(b)	$2,000,000	$1,999,878
Mont Blanc Capital Corp., 0.23%, 03/22/21(b)	5,000,000	4,998,772
National Bank of Canada, 0.21%, 07/02/21(b)	1,550,000	1,548,866
National Grid PLC, 0.21%, 02/16/21(b)	8,000,000	7,999,280
Nationwide Building Society, 0.17%, 03/04/21(b)	5,000,000	4,999,334
Nederlandse Waterschapsbank NV, 0.20%, 07/02/21(b)	2,000,000	1,998,802
Ridgefield Funding Co. LLC, 0.25%, 03/03/21(b)	450,000	449,933
Sheffield Receivables Corp., 0.24%, 03/31/21(b)	6,600,000	6,598,088
Skandinaviska Enskilda Banken AB
0.20%, 02/18/2021(b)	2,800,000	2,799,844
0.22%, 05/03/2021(b)	2,500,000	2,499,014
0.24%, 06/08/2021(b)	2,000,000	1,998,823
Societe Generale SA, 0.25%, 03/02/21(b)	1,000,000	999,884
Standard Chartered Bank, 0.21%, 08/02/21(b)	2,000,000	1,997,924
Starbird Funding Corp., 0.25%, 04/20/21(b)	2,200,000	2,199,089
Sumitomo Mitsui Trust Bank Ltd., 0.18%, 04/14/21(b)	5,000,000	4,998,594
Suncor Energy Inc., 0.31%, 04/08/21(b)	5,000,000	4,997,585
Toronto-Dominion Bank (The), 0.20%, 03/24/21(b)	2,000,000	1,999,646
Versailles CDS LLC, 0.23%, 03/24/21(b)	2,000,000	1,999,490
Versailles Commercial Paper LLC , 0.23%, 02/12/21(b)	5,200,000	5,199,681
Victory Receivables Corp., 0.22%, 03/02/21(b)	8,000,000	7,998,855
Westpac Securities Ltd., 0.20%, 08/11/21(b)	2,000,000	1,997,381
		174,440,485
U.S. Treasury Obligations — 11.1%
U.S. Treasury Bills
0.07%, 04/27/21(b)	3,350,000	3,349,446
0.08%, 02/09/21(b)	8,000,000	7,999,920
0.08%, 02/16/21(b)	6,475,000	6,474,886
0.09%, 07/01/21(b)	7,500,000	7,497,656
		25,321,908
Money Market Funds — 4.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	11,165,095	11,165,095
Total Short-Term Investments — 94.9% (Costs: $216,714,300)		216,728,066
Total Investments in Securities — 94.9% (Cost: $216,714,300)		216,728,066
Other Assets, Less Liabilities — 5.1%		11,744,117
Net Assets — 100.0%		$228,472,183

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates at the time of purchase.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Consolidated Schedule of Investments (unaudited) (continued)	iShares Commodities Select Strategy ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,605,095	$560,000	(a)	$—	$—	$—	$11,165,095	11,165,095	$2,699	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Aluminum	187	12/15/21	$9,400	$(171,860)
Brent Crude Oil	658	08/31/21	35,078	(740,881)
Cattle Feeder	40	03/25/21	2,754	(27,520)
Cocoa	35	05/13/21	866	34,279
Coffee	39	05/18/21	1,828	167,076
Copper	67	12/15/21	13,073	(275,235)
Corn	626	09/14/21	14,719	1,947,214
Cotton	80	03/09/21	3,226	356,022
Gasoline RBOB	133	11/30/21	7,972	749,765
Gold 100 OZ	74	08/27/21	13,725	(22,276)
KC HRW Wheat	126	03/12/21	4,019	1,151,727
Lead	32	03/15/21	1,619	(49,629)
Lean Hogs	170	04/15/21	5,212	254,221
Live Cattle	202	06/30/21	9,502	553,118
Low Sulphur Gasoil	244	12/10/21	11,120	1,229,845
Natural Gas	267	03/29/22	6,640	(113,623)
Nickel	24	12/13/21	2,557	(5,802)
NY Harbor ULSD	132	03/31/21	8,839	1,941,290
Silver	13	05/26/21	1,752	142,437
Soybean	172	11/12/21	9,830	1,370,132
Sugar	251	06/30/21	4,104	600,359
Wheat	274	07/14/21	8,809	1,511,173
WTI Crude Oil	978	09/21/21	49,233	3,911,141
Zinc	40	12/13/21	2,609	(198,061)
				$14,314,912

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodities Select Strategy ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Certificates of Deposit	$—	$5,800,578	$—	$5,800,578
Commercial Paper	—	174,440,485	—	174,440,485
U.S. Treasury Obligations	—.	25,321,908	—	25,321,908
Money Market Funds	11,165,095	—	—	11,165,095
	$11,165,095	$205,562,971	$—	$216,728,066
Derivative financial instruments(a)
Assets
Futures Contracts	$15,919,799	$—	$—	$15,919,799
Liabilities
Futures Contracts	(1,604,887)	—	—	(1,604,887)
	$14,314,912	$—	$—	$14,314,912

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

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